Shareholders’ Equity (Details Narrative)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Ordinary share voting rights	On a poll, each shareholder who is present in person or by proxy (or, in the case of a shareholder being a corporation, by its duly authorized representative) shall have one (1) vote for each Ordinary Share.